Federated Hermes International Growth Fund
Portfolio of Investments
February 29, 2024 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.9%
		Argentina—3.5%
22,494	[1]	Globant SA	$ 5,019,986
12,565	[1]	Mercadolibre, Inc.	20,044,945
		TOTAL	25,064,931
		Australia—1.7%
395,008		Northern Star Resources Ltd.	3,329,594
142,517		Wisetech Global Ltd.	8,773,662
		TOTAL	12,103,256
		Belgium—1.3%
23,906	[1]	Argenx SE, ADR	9,084,519
		Brazil—4.4%
1,359,988	[1]	3R Petroleum Oleo e Gas SA	7,646,530
572,375		Localiza Rent A Car SA	6,102,447
1,646,680	[1]	NU Holdings Ltd./Cayman Islands	18,245,214
		TOTAL	31,994,191
		Canada—4.3%
275,664		Cameco Corp.	11,172,662
24,164	[1]	Lululemon Athletica, Inc.	11,286,762
109,094	[1]	Shopify, Inc.	8,331,509
		TOTAL	30,790,933
		China—5.5%
639,681		Alibaba Group Holding Ltd.	5,933,303
619,015	[1]	Full Truck Alliance Co. Ltd., ADR	4,085,499
689,600		KE Holdings, Inc.	3,148,601
1,212,680		Nari Technology Development Co., Ltd.	3,898,918
510,744		Tencent Holdings Ltd.	17,946,468
2,712,000		Zijin Mining Group Co., Ltd.	4,405,573
		TOTAL	39,418,362
		Denmark—3.7%
226,040		Novo Nordisk A/S, ADR	27,072,811
		France—4.9%
124,920		Dassault Systemes SA	5,837,326
54,866		Gaztransport Et Technigaz	8,482,170
27,373		L’Oreal SA	13,101,680
8,619		LVMH Moet Hennessy Louis Vuitton SA	7,893,880
		TOTAL	35,315,056
		Georgia—0.6%
108,093		TBC Bank Group PLC	4,042,430
		Germany—4.6%
190,028		Infineon Technologies AG	6,802,357
7,637		Rational AG	6,275,060
10,540		Rheinmetall AG	4,832,446
80,298	[2]	SAP SE, ADR	15,085,585
		TOTAL	32,995,448
		Hong Kong—0.7%
601,037		AIA Group Ltd.	4,863,750

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		India—4.0%
457,642		DLF Ltd.	$ 4,985,434
86,188		Larsen & Toubro Ltd.	3,622,530
799,834	[1]	PB Fintech Ltd.	11,269,285
543,862		Varun Beverages Ltd.	9,217,023
		TOTAL	29,094,272
		Indonesia—0.7%
8,421,400		PT Bank Central Asia	5,279,821
		Ireland—2.6%
34,529	[1]	ICON PLC	11,070,688
81,586		Kingspan Group PLC	7,368,006
		TOTAL	18,438,694
		Israel—3.2%
103,635	[1]	Camtek Ltd.	8,248,310
57,641	[1]	CyberArk Software Ltd.	15,203,390
		TOTAL	23,451,700
		Italy—4.1%
650,250		Davide Campari-Milano NV	6,603,271
21,596		Ferrari NV	9,113,076
554,889		Infrastrutture Wireless Italiane SPA	6,140,579
219,595		Tenaris SA, ADR	7,729,744
		TOTAL	29,586,670
		Japan—18.6%
244,800		Ajinomoto Co., Inc.	8,972,515
510,200		Daiichi Sankyo Co. Ltd.	16,942,190
546,300		Denso Corp.	9,952,036
46,100		Disco Corp.	15,001,575
80,541		Hoya Corp.	10,505,752
249,600		Internet Initiative Japan, Inc.	4,631,930
29,617		Keyence Corp.	13,897,937
47,812		Lasertec Corp.	12,790,783
821,929		Mitsubishi UFJ Financial Group, Inc., ADR	8,441,211
524,400		Renesas Electronics Corp.	8,626,627
2,492,400		Resona Holdings, Inc.	13,575,252
18,872		SMC Corp.	11,383,598
		TOTAL	134,721,406
		Netherlands—4.0%
25,451		ASML Holding NV, ADR	24,221,208
53,222		Heineken NV	4,918,484
		TOTAL	29,139,692
		Nigeria—0.5%
2,856,411		Airtel Africa PLC	3,421,687
		Norway—1.5%
175,176		Kongsberg Gruppen ASA	11,159,654
		Poland—0.9%
57,549	[1]	Dino Polska SA	6,700,462
		Saudi Arabia—0.5%
3,933,135		Americana Restaurants International PLC	3,679,490
		South Africa—1.3%
728,612		Gold Fields Ltd.	9,537,017
		South Korea—2.3%
232,599	[1]	Coupang LLC	4,307,733

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		South Korea—continued
321,636		KakaoBank Corp.	$ 6,895,934
144,814	[1]	Korea Aerospace Industry	5,586,174
		TOTAL	16,789,841
		Spain—1.4%
227,344		Industria de Diseno Textil SA	10,075,775
		Sweden—0.8%
214,912	[1]	Xvivo Perfusion AB	5,604,796
		Switzerland—4.9%
138,245		Alcon, Inc.	11,688,615
105,824		Nestle SA	10,997,332
124,057	[1]	On Holding AG	4,344,476
28,397		Sika AG	8,212,452
		TOTAL	35,242,875
		Taiwan—3.8%
60,000		eMemory Technology, Inc.	5,157,984
255,000		Faraday Technology Corp.	3,109,891
157,000		MediaTek, Inc.	5,644,080
621,000		Taiwan Semiconductor Manufacturing Co., Ltd	13,505,186
		TOTAL	27,417,141
		Turkey—1.0%
348,124		Coca-Cola Icecek Uretim AS	7,210,761
		United Kingdom—7.6%
140,536		Ashtead Group PLC	10,143,791
277,603		AstraZeneca PLC, ADR	17,811,009
828,757		Burford Capital Ltd.	12,539,093
529,275		Compass Group PLC	14,503,637
		TOTAL	54,997,530
		TOTAL COMMON STOCKS (IDENTIFIED COST $505,462,479)	714,294,971
		INVESTMENT COMPANIES—3.0%
15,125,700		Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[3]	15,125,700
6,896,901		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.38%[3]	6,898,270
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $22,024,521)	22,023,970
		TOTAL INVESTMENT IN SECURITIES—101.9% (IDENTIFIED COST $527,487,000)	736,318,941
		OTHER ASSETS AND LIABILITIES - NET—(1.9%)[4]	(13,819,492)
		TOTAL NET ASSETS—100%	$722,499,449

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 29, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 5/31/2023	$3,181,038	$23,078,359	$26,259,397
Purchases at Cost	$43,243,817	$130,140,728	$173,384,545
Proceeds from Sales	$(31,299,155)	$(146,324,446)	$(177,623,601)
Change in Unrealized Appreciation/Depreciation	$—	$(1,353)	$(1,353)
Net Realized Gain/(Loss)	$—	$4,982	$4,982
Value as of 2/29/2024	$15,125,700	$6,898,270	$22,023,970
Shares Held as of 2/29/2024	15,125,700	6,896,901	22,022,601
Dividend Income	$38,851	$469,724	$508,575

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. As of February 29, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$14,916,878	$15,125,700

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 29, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$268,783,946	$445,511,025	$—	$714,294,971
Investment Companies	22,023,970	—	—	22,023,970
TOTAL SECURITIES	$290,807,916	$445,511,025	$—	$736,318,941

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt